Events after the reporting period - Additional Information (Detail) $ / shares in Units, £ in Millions, R$ in Millions, $ in Millions														1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 29, 2025 USD ($) shares	Jan. 17, 2025 USD ($) shares	Aug. 30, 2024 USD ($) shares	Aug. 27, 2024 shares	Aug. 26, 2024 shares	Jul. 16, 2024 USD ($) shares	May 16, 2024 USD ($) shares	Apr. 01, 2024 USD ($) shares	Feb. 28, 2024 USD ($) shares	Jan. 31, 2024 shares	Jan. 10, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares	Jun. 15, 2023 USD ($) shares	Feb. 28, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Feb. 25, 2025 USD ($) $ / shares	Feb. 06, 2025 USD ($)	Feb. 06, 2025 GBP (£)
Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares)			1,398	303,388	245,355	903,988	740,634	337,992	595,898		1,879,977	378,267	682,741		323,600
Proceeds from issuing shares | $			$ 3.7			$ 14.7	$ 10.3	$ 4.9	$ 12.5		$ 28.7	$ 5.4	$ 10.1
Patria Holdings Ltd | Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares)														803,627
Dividends | Patria Holdings Ltd
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable (in dollars per share) | $ / shares																		$ 0.15
Dividend payables | $																		$ 23.6
Moneda | Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares)	2,423,546									2,423,546	1,879,977
Value of Outstanding acquisition payable | $	$ 28.7
Moneda | Shares Issued | Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares)											1,879,977
VBI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares)								337,992
VBI [Member] | Class A Common [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues (in shares)		1,246,846
Proceeds from issuing shares		$ 14.5														R$ 175.3	$ 28.3
GPMS [Member]
Disclosure of non-adjusting events after reporting period [line items]
Settlement of the net working capital position																			$ 21.0	£ 17